Credit Facilities - Schedule of Long-term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 30, 2016	Dec. 25, 2015
Line Of Credit Facility [Line Items]
Total principal amount of long-term debt		$ 39,830	$ 65,000
Less unamortized debt issuance costs	$ (1,754)	(1,886)	(2,412)
Total long-term debt	38,076	37,944	62,588
Less current portion			(4,550)
Total long-term debt, net of current portion	38,076	37,944	58,038
Total long-term debt	38,076	37,944	62,588
Term Loan Facility
Line Of Credit Facility [Line Items]
Total principal amount of long-term debt	$ 39,830	39,830
Term Loan Facility | 2015 Credit Facility
Line Of Credit Facility [Line Items]
Total principal amount of long-term debt		39,830
Total long-term debt		39,830
Total long-term debt		$ 39,830
Term Loan A Facility | 2011 Credit Facility
Line Of Credit Facility [Line Items]
Total principal amount of long-term debt			55,000
Revolving Credit Facility | 2015 Credit Facility
Line Of Credit Facility [Line Items]
Total principal amount of long-term debt			$ 10,000